Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE INSTRUMENTS
Schedule of derivative assets and derivative liabilities

	As at December 31	As at December 31
(in millions of U.S. dollars)	2020	2019
DERIVATIVE LIABILITIES
Unsettled provisionally priced concentrate derivatives, and swap contracts(1)	0.9	(0.2)
Gold price option contracts	—	26.4
Total derivative liabilities	0.9	26.2
1.Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position

Schedule of realised and unrealised gains (losses) on provisionally priced sales
The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2020
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	3.2	6.3	9.5
Unrealized	0.7	8.2	8.9
Total gain	3.9	14.5	18.4

	Year ended December 31, 2019
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	2.2	(1.7)	0.5
Unrealized	0.5	1.0	1.5
Total gain (loss)	2.7	(0.7)	2.0

Schedule of realised and unrealised gains (losses) on gold and copper swap contracts
The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2020
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(2.0)	(2.1)	(4.1)
Unrealized	(0.8)	(9.0)	(9.8)
Total (loss) gain	(2.8)	(11.1)	(13.9)

	Year ended December 31, 2019
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(3.2)	0.2	(3.0)
Unrealized	(0.4)	(0.9)	(1.3)
Total (loss) gain	(3.6)	(0.7)	(4.3)

Schedule of impact of movements in market commodity prices
The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

	As at December 31	As at December 31
	2020	2019
VOLUMES SUBJECT TO FINAL PRICING NET OF OUTSTANDING SWAPS
Gold ounces (000s)	1.2	0.9
Copper pounds (millions)	1.6	0.5